Cover	6 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	F-3
Amendment Flag	false
Entity Registrant Name	QMMM Holdings Limited
Entity Central Index Key	0001971542
Entity Primary SIC Number	7371
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 1301, Block C, Sea View Estate
Entity Address, Address Line Two	8 Watson Road Tin Hau
Entity Address, Country	HK
City Area Code	852
Local Phone Number	3549-6889
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.